Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets include:

	Capitalized development costs	Licenses	Total
	(in thousands)
Cost:
At January 1, 2020	$10,737	$20,818	$31,555
Additions	6,061	8,579	14,640
Disposals	—	(14)	(14)
Exchange difference	—	8	8
At December 31, 2020	16,798	29,391	46,189
Additions	18,297	1,450	19,747
Disposals	—	—	—
Exchange difference	—	167	167
At December 31, 2021	35,095	31,008	66,103
Additions	13,808	5,101	18,909
Disposals	—	(2,441)	(2,441)
Exchange difference	—	(234)	(234)
At December 31, 2022	$48,903	$33,434	$82,337
Depreciation and impairment:
At January 1, 2020	$1,755	$13,104	$14,859
Amortization	1,495	4,523	6,018
Disposals	—	(8)	(8)
Exchange difference	—	8	8
At December 31, 2020	3,250	17,627	20,877
Amortization	2,460	4,591	7,051
Impairment	—	148	148
Exchange difference	—	43	43
At December 31, 2021	5,710	22,409	28,119
Amortization	2,575	5,458	8,033
Impairment	—	3	3
Disposals	—	(2,441)	(2,441)
Exchange difference	—	(82)	(82)
At December 31, 2022	$8,285	$25,347	$33,632
Net book value:
At January 1, 2020	$8,982	$7,714	$16,696
At December 31, 2020	13,548	11,764	25,312
At December 31, 2021	29,385	8,599	37,984
At December 31, 2022	$40,618	$8,087	$48,705